EF MORTGAGE DEPOSITOR II LLC ABS-15G

Exhibit 99.10

Tape Compare Report: 2/1/2021
Loan Number	TPR Loan ID	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
593405	593405		$5,569.21	P&I Payment	Data Not Provided	Yes
593408	593408		$939.84	P&I Payment	Data Not Provided	Yes
593422	593422		$8,904.25	P&I Payment	Data Not Provided	Yes
593408	593408		1.22	DSCR	Data Not Provided	Yes